Schedule of Key Revenues Streams (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total	¥ 885,048	¥ 1,348,652
Insurance Transaction Services Income [Member]
Segment Reporting [Line Items]
Total	873,734	1,340,410
Saa S And Technical Service Income [Member]
Segment Reporting [Line Items]
Total	7,100	6,303
Other Operating Segment [Member]
Segment Reporting [Line Items]
Total	¥ 4,214	¥ 1,939